Annual Total Returns[BarChart] - ProShares UltraShort MSCI EAFE - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(30.60%)	(2.97%)	(36.18%)	(36.85%)	6.60%	(7.70%)	(12.40%)	(36.57%)	31.70%	(32.35%)